Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Indexperts Gorilla Aggressive Growth ETF
Shareholder Report [Line Items]
Fund Name	Indexperts Gorilla Aggressive Growth ETF
Class Name	Indexperts Gorilla Aggressive Growth ETF
Trading Symbol	RILA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Indexperts Gorilla Aggressive Growth ETF for the period December 31, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfpages.com/RILA. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://etfpages.com/RILA
Expenses [Text Block]

What were the Fund costs for the past fiscal period?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RILA	$2¹	0.50%

¹	Based on operations for the period December 31, 2024 to April 30, 2025. Expenses for the full fiscal period would be higher.

Expenses Paid, Amount	$ 2	[1]
Expense Ratio, Percent	0.50%
Expenses Short Period Footnote [Text Block]	Based on operations for the period December 31, 2024 to April 30, 2025. Expenses for the full fiscal period would be higher.
Net Assets	$ 25,577,792
Holdings Count | Holdings	175
Advisory Fees Paid, Amount	$ 28,606
Investment Company, Portfolio Turnover	0.32%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Net Assets	$25,577,792
Number of Holdings	175
Net Advisory Fee	$28,606
Portfolio Turnover	0.32%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2025) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of Total Net Assets)
Microsoft Corp	4.8%
Mastercard Inc	4.4%
ServiceNow Inc	4.0%
NVIDIA Corp	4.0%
Eli Lilly & Co	3.7%
Vertex Pharmaceuticals Inc	3.6%
Broadcom Inc	3.3%
Amazon.com Inc	3.2%
Costco Wholesale Corp	3.0%
Uber Technologies Inc	2.9%

Indexperts Quality Earnings Focused ETF
Shareholder Report [Line Items]
Fund Name	Indexperts Quality Earnings Focused ETF
Class Name	Indexperts Quality Earnings Focused ETF
Trading Symbol	QIDX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Indexperts Quality Earnings Focused ETF for the period December 31, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfpages.com/QIDX. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://etfpages.com/QIDX
Expenses [Text Block]

What were the Fund costs for the past fiscal period?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QIDX	$2¹	0.50%

¹	Based on operations for the period December 31, 2024 to April 30, 2025. Expenses for the full fiscal period would be higher.

Expenses Paid, Amount	$ 2	[2]
Expense Ratio, Percent	0.50%
Expenses Short Period Footnote [Text Block]	Based on operations for the period December 31, 2024 to April 30, 2025. Expenses for the full fiscal period would be higher.
Net Assets	$ 24,814,452
Holdings Count | Holdings	131
Advisory Fees Paid, Amount	$ 28,388
Investment Company, Portfolio Turnover	0.40%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Net Assets	$24,814,452
Number of Holdings	131
Net Advisory Fee	$28,388
Portfolio Turnover	0.40%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2025) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of Total Net Assets)
T-Mobile US Inc	3.2%
American Express Co	2.5%
Walmart Inc	2.4%
Williams Cos Inc/The	2.4%
Arista Networks Inc	2.3%
KLA Corp	2.2%
Costco Wholesale Corp	2.1%
Kroger Co/The	2.1%
Berkshire Hathaway Inc	1.9%
Eli Lilly & Co	1.8%

Indexperts Yield Focused Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	Indexperts Yield Focused Fixed Income ETF
Class Name	Indexperts Yield Focused Fixed Income ETF
Trading Symbol	YFFI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Indexperts Yield Focused Fixed Income ETF for the period December 31, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfpages.com/YFFI. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://etfpages.com/YFFI
Expenses [Text Block]

What were the Fund costs for the past fiscal period?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YFFI	$2¹	0.50%

¹	Based on operations for the period December 31, 2024 to April 30, 2025. Expenses for the full fiscal period would be higher.

Expenses Paid, Amount	$ 2	[3]
Expense Ratio, Percent	0.50%
Expenses Short Period Footnote [Text Block]	Based on operations for the period December 31, 2024 to April 30, 2025. Expenses for the full fiscal period would be higher.
Net Assets	$ 15,611,950
Holdings Count | Holdings	79
Advisory Fees Paid, Amount	$ 18,808
Investment Company, Portfolio Turnover	6.58%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Net Assets	$15,611,950
Number of Holdings	79
Net Advisory Fee	$18,808
Portfolio Turnover	6.58%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2025) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of Total Net Assets)
Goldman Sachs Financial Square Government Fund	3.8%
Travelers Cos Inc/The	2.0%
Genuine Parts Co	2.0%
Rockwell Automation Inc	2.0%
Walmart Inc	2.0%
American Express Co	2.0%
General Electric Co	2.0%
HCA Inc	2.0%
Boston Scientific Corp	2.0%
Walt Disney Co/The	1.9%

[1]	Based on operations for the period December 31, 2024 to April 30, 2025. Expenses for the full fiscal period would be higher.
[2]	Based on operations for the period December 31, 2024 to April 30, 2025. Expenses for the full fiscal period would be higher.
[3]	Based on operations for the period December 31, 2024 to April 30, 2025. Expenses for the full fiscal period would be higher.